Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preferred Stock, Par Value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred Stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock at cost	915,148
Class A Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,500,000,000	3,500,000,000
Common stock, shares, issued	77,712,735
Common stock, shares outstanding	76,797,587
Class B Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,500,000,000	3,500,000,000
Common stock, shares, issued	340,676,783	340,676,783
Common stock, shares outstanding	340,676,783	340,676,783
Class C Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares, issued	0	0
Common stock, shares outstanding	0	0
Convertible Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1	1
Common stock, shares, issued	1	1
Common stock, shares outstanding	1	1